UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RiverNorth Capital Management, LLC
          ----------------------------------
Address:  325 N. LaSalle Street
          ----------------------------------
          Suite 645
          ----------------------------------
          Chicago, IL 60654
          ----------------------------------

13F File Number:  28-13256
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan M. Mohrhardt
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Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 840-9012
        ---------------------------------------------------

Signature, Place, and Date of Signing:


    /s/Jonathan M. Mohrhardt          Chicago, IL             May 16, 2011
    ------------------------      -------------------      ------------------
           [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                            ---------------------
Form 13F Information Table Entry Total:                        92
                                            ---------------------
Form 13F Information Table Value Total:                   467,784
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                        RIVERNORTH CAPITAL MANAGEMENT, LLC
                                                 As of 3/31/2011
            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                  Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
ADAMS EXPRESS CO                 COM   NEW         006212104     440      38,700  SH            SOLE                38,700
AFFLIATED
  MANAGERS GROUP                 COM               008252108   1,323      12,100  SH            SOLE                12,100
ALLIANCEBERNSTEIN
  INCOME FUN                     COM               01881E101   7,616     990,337  SH            SOLE               990,337
APOLLO COML
  REAL EST FIN INC               COM               03762U105   4,525     276,746  SH            SOLE               276,746
ARTIO GLOBAL
  INVS INC                       COM CL A          04315B107   2,426     150,100  SH            SOLE               150,100
BLACKROCK
  CREDIT ALL IN TR I             COM SHS           09249V103   4,649     441,535  SH            SOLE               441,535
BLACKROCK
  CREDIT ALL INC TR              COM               092508100  10,259     846,443  SH            SOLE               846,443
BLACKROCK
  CREDIT ALL INC TR              COM               09255H105   6,129     623,511  SH            SOLE               623,511
BLACKROCK
  CREDIT ALL INC TR              COM               09255J101   2,566     280,464  SH            SOLE               280,464
BOULDER GROWTH
  & INCOME FD I                  COM               101507101   4,671     707,747  SH            SOLE               707,747
BOULDER TOTAL
  RETURN FD INC                  COM               101541100   4,587     273,671  SH            SOLE               273,671
CALAMOS STRATEGIC
  TOTL RETN                      COM SH BEN INT    128125101   2,859     293,830  SH            SOLE               293,830
CENTRAL EUROPE
  & RUSSIA FD I                  COM               153436100   3,464      76,441  SH            SOLE                76,441
CHINA FD INC                     COM               169373107   1,192      37,872  SH            SOLE                37,872
CLOUGH GLOBAL
EQUITY FD                        COM               18914C100   7,654     497,987  SH            SOLE               497,987
CLOUGH GLOBAL
  OPPORTUNITIES                  SH BEN INT        18914E106  14,345   1,035,714  SH            SOLE             1,035,714
COHEN & STEERS
CLOSED END OP                    COM        NEW    19248P106   4,889     362,177  SH            SOLE               362,177
COHEN & STEERS
  INFRASTRUCTUR                  COM               19248A109   3,325     188,382  SH            SOLE               188,382
DCA TOTAL RETURN FD              COM               233066109   1,357     361,838  SH            SOLE               361,838
DIAMOND HILL
  FINL TRNDS FD I                COM               25264C101   1,952     196,821  SH            SOLE               196,821
DTF TAX-FREE
  INCOME INC                     COM               23334J107   1,123      77,806  SH            SOLE                77,806
DWS GLOBAL
  HIGH INCOME FD                 COM        NEW    23338W104     300      38,667  SH            SOLE                38,667
DWS HIGH INCOME
  OPPORT FD IN                   COM               23339M204     493      33,625  SH            SOLE                33,625
EATON VANCE
  FLTING RATE INC                COM        NEW    278279104     648      39,279  SH            SOLE                39,279
EATON VANCE
  NATL MUN OPPORT                COM SHS           27829L105   1,472      78,997  SH            SOLE                78,997
EATON VANCE
  RISK MNGD DIV EQ               COM               27829G106   6,130     478,180  SH            SOLE               478,180
EATON VANCE
  SR INCOME TR                   SH BEN INT NEW    27826S103     245      33,644  SH            SOLE                33,644
EATON VANCE
  TAX MNG GBL DV E               COM               27829F108   8,265     781,158  SH            SOLE               781,158
EATON VANCE
  TAX-ADV BD & OPT               COM SH BEN INT    27829M103   3,122     188,648  SH            SOLE               188,648
EATON VANCE
  TX MGD DIV EQ IN               COM        NEW    27828N102   1,119     101,700  SH            SOLE               101,700
EATON VANCE
  TX MNG BY WRT OP               COM        NEW    27828Y108   1,195      92,749  SH            SOLE                92,749
EATON VANCE
  TXMGD GL BUYWR O               COM        NEW    27829C105   5,247     428,331  SH            SOLE               428,331
FEDERATED ENHANC
  TREAS INCM                     COM SH BEN INT    314162108   2,685     175,456  SH            SOLE               175,456

            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                  Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
FIRST TR SR
  FLG RTE INCM FD                COM               33733U108   1,943     130,761  SH            SOLE               130,761
FIRST TR STRTGC
  HIGH INCM FD                   COM        NEW    337347108     268      75,899  SH            SOLE                75,899
GABELLI DIVID &
  INCOME TR                      COM               36242H104   8,804     529,402  SH            SOLE               529,402
GABELLI GLOBAL
  MULTIMEDIA TR                  COM        NEW    36239Q109     804     103,000  SH            SOLE               103,000
GENERAL AMERN
  INVS INC                       COM               368802104   5,480     193,364  SH            SOLE               193,364
GUGGENHEIM BLD
  AMR BDS MNG D                  COM               401664107   4,980     269,179  SH            SOLE               269,179
H & Q LIFE
  SCIENCES INVS                  SH BEN INT        404053100   7,578     630,448  SH            SOLE               630,448
HIGHLAND CR
  STRATEGIES FD                  COM        NEW    43005Q107   1,402     186,636  SH            SOLE               186,636
INVESCO VAN KAMPEN
  SR INC TR                      COM               46131H107     171      33,355  SH            SOLE                33,355
INVESCO VAN KAMPEN
  TR INSD M                      COM        NEW    46131L108     168      14,000  SH            SOLE                14,000
ISHARES TR                       S&P 100 IDX FD    464287101  25,932     437,153  SH            SOLE               437,153
ISHARES TR                       MSCI EMERG MKT    464287234   8,610     176,839  SH            SOLE               176,839
ISHARES TR                       MSCI EAFE IDX     464287465   6,009     100,000  SH            SOLE               100,000
ISHARES TR                       BARCLYS TIPS BD   464287176   5,906      54,100  SH            SOLE                54,100
ISHARES TR                       RUSSELL1000GRW    464287614   3,661      60,537  SH            SOLE                60,537
ISHARES TR                       S&P NTL AMTFREE   464288414     570       5,728  SH            SOLE                 5,728
KAYNE ANDERSON
  ENERGY DEV CO                  COM        NEW    48660Q102     300      15,314  SH            SOLE                15,314
LEGG MASON INC                   COM               524901105     424      11,736  SH            SOLE                11,736
LIBERTY ALL
  STAR EQUITY FD                 SH BEN INT        530158104  22,076   4,196,945  SH            SOLE             4,196,945
LMP CAP & INCOME
  FD INC                         COM               50208A102  11,941     897,839  SH            SOLE               897,839
LMP CORPORATE
LN FD INC                        COM               50208B100   1,535     123,321  SH            SOLE               123,321
MACQUARIE FT TR
  GB INF UT DI                   COM               55607W100     539      33,986  SH            SOLE                33,986
MACQUARIE GLBL
  INFRA TOTL RE                  COM               55608D101   8,631     473,714  SH            SOLE               473,714
MFS INTER INCOME TR              SH BEN INT NEW    55273C107     253      41,400  SH            SOLE                41,400
MONTGOMERY STR
  INCOME SECS I                  COM               614115103   3,085     197,399  SH            SOLE               197,399
MORGAN STANLEY
  EM MKTS DM DE                  COM               617477104   6,162     380,396  SH            SOLE               380,396
NFJ DIVID INT &
  PREM STRTGY                    COM SHS           65337H109   9,463     520,519  SH            SOLE               520,519
NUVEEN MULTI
  STRAT INC & GR                 COM               67073B106  10,745   1,265,590  SH            SOLE             1,265,590
NUVEEN MULTI
  STRAT INC GR FD                COM SHS           67073D102  14,131   1,578,891  SH            SOLE             1,578,891
NUVEEN SELECT
TAX FREE INCM                    SH BEN INT        67063X100     991      76,032  SH            SOLE                76,032
NUVEEN SELECT
  TAX FREE INCM                  SH BEN INT        67062F100     154      11,647  SH            SOLE                11,647
PIMCO CORPRATE
  INCOME FD                      COM               72200U100     260      15,646  SH            SOLE                15,646
PIMCO INCOME
  OPPORTUNITY FD                 COM               72202B100   8,290     302,535  SH            SOLE               302,535
PIMCO INCOME
  STRATEGY FUND I                COM               72201J104  13,340   1,279,025  SH            SOLE             1,279,025
POWERSHARES
ETF TRUST                        FTSE RAFI 1000    73935X583  19,376     327,568  SH            SOLE               327,568
PROSHARES TR                     PSHS ULTSH 20YRS  74347R297   6,195     165,455  SH            SOLE               165,455
PROSHARES TR                     PSHS ULSHT SP500  74347R883   3,056     146,101  SH            SOLE               146,101

            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                  Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
PROSHARES TR                     PSHS ULSHRUS2000  74347R834   2,536      60,723  SH            SOLE                60,723
PUTNAM MUN
  OPPORTUNITIES TR               SH BEN INT        746922103     944      87,051  SH            SOLE                87,051
ROYCE FOCUS TR                   COM               78080N108   2,370     283,842  SH            SOLE               283,842
ROYCE VALUE TR INC               COM               780910105  26,662   1,732,421  SH            SOLE             1,732,421
RYDEX ETF TRUST                  TOP 50 ETF        78355W205  11,089     118,563  SH            SOLE               118,563
SPDR S&P 500 ETF TR              TR UNIT   NEW     78462F103  10,071      76,000  SH            SOLE                76,000
SPDR SERIES TRUST                BRCLYS CAP CONV   78464A359   4,679     111,000  SH            SOLE               111,000
SPDR SERIES TRUST                NUVN BRCLY MUNI   78464A458     357      16,227  SH            SOLE                16,227
SPECIAL OPPORTUNITIES
  FD INC                         COM               84741T104   5,016     327,657  SH            SOLE               327,657
SUNAMERICA FCSED
  ALPHA GRW F                    COM               867037103   6,533     326,477  SH            SOLE               326,477
TCW STRATEGIC
  INCOME FUND IN                 COM               872340104   6,488   1,186,160  SH            SOLE             1,186,160
TEMPLETON
  EMERGING MKTS FD I             COM               880191101   2,971     126,803  SH            SOLE               126,803
TORTOISE CAP
  RES CORP                       COM               89147N304   1,669     190,250  SH            SOLE               190,250
TRI CONTL CORP                   COM               895436103  11,642     796,310  SH            SOLE               796,310
VANGUARD INTL
EQUITY INDEX F                   EMR MKT ETF       922042858   2,495      51,000  SH            SOLE                51,000
VANGUARD TAX-MANAGED FD          MSCI EAFE ETF NEW 921943858   8,875     237,860  SH            SOLE               237,860
WESTERN ASSET
  CLYM INFL OPP                  COM               95766R104   3,258     263,992  SH            SOLE               263,992
WESTERN ASSET
  GLOBAL CP DEFI                 COM               95790C107   3,522     192,575  SH            SOLE               192,575
WESTERN ASSET
  HGH YLD DFNDFD                 COM               95768B107     813      42,826  SH            SOLE                42,826
WESTERN ASSET
  INVT GRADE DEF                 COM        NEW    95790A101     318      16,031  SH            SOLE                16,031
WESTERN ASSET
  MUN HI INCM FD                 COM               65766N103     178      24,659  SH            SOLE                24,659
ZWEIG TOTAL
  RETURN FD INC                  COM               989837109   9,793   2,822,164  SH            SOLE             2,822,164
TOTAL                                                        467,784